Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

22. Related party transactions

The Group has interests in joint ventures and equity method investments. See note 17 (Joint ventures and equity method investments) to the Group’s consolidated financial statements for additional information with respect to the balances held with joint ventures and equity method investments.

The table below sets forth the fundings and proceeds from joint ventures and equity method investments for the periods indicated.

	For the years ended
($ in thousands)	2023	2022	2021
Fundings of joint ventures and equity method investments	9,285	7,864	19,327
Proceeds from joint ventures and equity method investments	16,141	5,917	1,799